Organization (Tables)	12 Months Ended
Dec. 31, 2025
Organization
Schedule of financial information for the VIE before eliminating the inter-company balances and transactions between the VIE and its subsidiaries, the subsidiaries of the VIE and other entities within the Group

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Total assets	217,009,461	293,479,167	41,966,962
Total liabilities	124,142,846	180,151,655	25,761,345

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Total revenues	131,868,973	121,108,780	113,748,348	16,265,797
Net income	23,398,906	22,921,391	20,687,326	2,958,248

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Net cash generated from operating activities	49,705,625	15,819,139	24,682,511	3,529,552
Net cash used in investing activities	(43,637,362)	(36,090,803)	(62,690,562)	(8,964,631)
Net cash generated from financing activities	3,390,438	20,020,807	45,135,333	6,454,267
Net increase/(decrease) in cash, cash equivalents and restricted cash	9,458,701	(250,857)	7,127,282	1,019,188